DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
The aggregate notional amount of the company’s derivative positions as at December 31, 2024 and 2023 is as follows:

AS AT DEC. 31 (MILLIONS)	Note	2024	2023
Foreign exchange	(a)	$63,064	$58,175
Interest rates	(b)	97,961	124,265
Equity derivatives	(c)	1,936	2,017

Commodity instruments	(d)
Energy (GWh)		173,523	98,345
Natural gas (MMBtu – 000’s)		110,828	144,104
The company held the following foreign exchange contracts with notional amounts as at December 31, 2024 and 2023:

	Notional Amount (U.S. Dollars)		Average Exchange Rate
(MILLIONS)	2024	2023	2024	2023
Foreign exchange contracts
Canadian dollars	$7,878	$7,360	0.74	0.76
British pounds	8,334	7,608	1.15	1.07
European Union euros	15,497	14,814	1.01	1.09
Australian dollars	5,228	3,417	0.66	0.69
Indian rupee[1]	7,280	5,233	88.12	85.57
Korean won[1]	1,002	1,091	1,380	1,303
Chinese yuan[1]	3,604	3,083	6.97	6.86
Japanese yen[1]	142	77	137.64	138.41
Colombian pesos[1]	2,463	2,652	4,541	4,629
Brazilian reais	1,981	3,969	0.19	0.18
Other currencies	763	1,532	Various	Various
Cross currency interest rate swaps
Canadian dollars	5,661	6,457	0.80	0.80
Australian dollars	346	502	0.66	0.68
Chinese yuan[1]	825	—	7.17	—
Foreign exchange options
Indian rupee[1]	2,060	379	82.87	74.20
1.Average rate is quoted using USD as base currency.
The following table presents the change in fair values of the company’s derivative positions during the years ended December 31, 2024 and 2023, for derivatives that are fair valued through profit or loss, and derivatives that qualify for hedge accounting:

(MILLIONS)	Unrealized Gains During 2024	Unrealized Losses During 2024	Net Change During 2024	Net Change During 2023
Foreign exchange derivatives	$271	$(35)	$236	$47
Interest rate derivatives	222	(461)	(239)	(10)
Equity derivatives	500	—	500	(32)
Commodity derivatives	248	(126)	122	98
	$1,241	$(622)	$619	$103
The following table presents the notional amounts underlying the company’s derivative instruments by term to maturity as at December 31, 2024 and 2023, for derivatives that are classified as fair value through profit or loss, and derivatives that qualify for hedge accounting:

	2024				2023
AS AT DEC. 31 (MILLIONS)	<1 Year	1 to 5 Years	>5 Years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$2,576	$4,489	$2,594	$9,659	$6,133
Interest rate derivatives	15,044	15,264	1,393	31,701	45,100
Equity derivatives	1,704	198	34	1,936	2,017
Commodity instruments
Energy (GWh)	3,507	24,011	14,479	41,997	69,394
Natural gas (MMBtu – 000’s)	41,276	470	—	41,746	94,718
Elected for hedge accounting
Foreign exchange derivatives	$15,741	$35,776	$1,888	$53,405	$52,041
Interest rate derivatives	23,888	33,208	9,164	66,260	79,165
Commodity instruments
Energy (GWh)	14,553	42,697	74,276	131,526	28,951
Natural gas (MMBtu – 000’s)	41,921	27,161	—	69,082	49,386

Disclosure of derivatives elected for hedge accounting
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2024 and 2023 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedge are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2024			2023
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges[1]	$71,646	$(17)	$7	$84,119	$(754)	$(12)
Net investment hedges	47,408	2,814	—	45,979	(1,200)	—
	$119,054	$2,797	$7	$130,098	$(1,954)	$(12)
1.Notional amount does not include 131,526 GWh and 69,082 MMBtu – 000’s – of commodity derivatives as at December 31, 2024 (2023 – 28,952 GWh, 49,386 MMBtu – 000’s).